Short-Term Investments (Details) - Schedule of Investment Balances ¥ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Short-term investments
- Private fund product			¥ 5,000
Total short-term investments			¥ 5,000